Revenues	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December, 31
	2024	2023	2022
	(U.S. $ in thousands)
Americas
Systems	$72,654	$108,998	$130,959
Consumables	136,243	132,820	130,775
Service	132,840	147,952	153,694
Total Americas	341,737	389,770	415,428

EMEA
Systems	48,642	51,617	53,527
Consumables	79,794	75,468	61,703
Service	30,029	28,857	26,430
Total EMEA	158,465	155,942	141,660

Asia Pacific
Systems	18,980	27,031	40,106
Consumables	35,604	37,807	35,054
Service	17,672	17,048	19,235
Total Asia Pacific	72,256	81,886	94,395

Total Revenues	$572,458	$627,598	$651,483
The following table present the Company’s revenues disaggregated based on the timing of revenue recognized for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December, 31
	2024	2023	2022
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$391,917	$433,741	$452,124
Services	51,484	54,362	53,152
Total revenues recognized in point in time	443,401	488,103	505,276

Revenues recognized over time from:
Services	129,057	139,495	146,207
Total revenues recognized over time	129,057	139,495	146,207

Total Revenues	$572,458	$627,598	$651,483
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2024 and 2023.
Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023
	(U.S. $ in thousands)
Deferred revenue (*)	65,404	$76,265
*Includes $19.1 million and $23.7 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2024 and December 31, 2023, respectively.
Revenue recognized in 2024 and 2023 that was included in deferred revenue balance as of January 1, 2024 and 2023 was $50.2 million and $48.9 million, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2024 and 2023 the total RPO amounted to $90.2 million and $100.5 million, respectively. The Company expects to recognize $58.5 million of this RPO during the next 12 months, $15.2 million over the subsequent 12 months and the remaining $16.5 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period (generally 5 years) if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2024 and 2023, the deferred commission amounted to $10.3 million and $10.3 million, respectively and presented under Other current assets and Other non-current assets.